Supplemental Oil and Gas Disclosures (Unaudited)	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Supplemental Oil and Gas Disclosures (Unaudited)
 SUPPLEMENTAL OIL AND GAS DISCLOSURES (Unaudited)
Oil and Gas Operations
The following table sets forth revenue and direct cost information relating to the Company’s oil and gas exploration and production activities. Apache has no long-term agreements to purchase oil or gas production from foreign governments or authorities. In the second quarter of 2015, Apache completed the sale of its Australian LNG business and oil and gas assets, and as such the results of Australia oil and gas assets have been classified as discontinued operations.

	United States	Canada	Egypt(3)	North Sea	Other International	Total(3)(4)
	(In millions, except per boe)
2015
Oil and gas production revenues	$2,637	$498	$2,095	$1,280	$—	$6,510
Operating cost:
Depreciation, depletion, and amortization(1)	1,455	251	780	490	—	2,976
Asset retirement obligation accretion	28	43	—	74	—	145
Lease operating expenses	739	244	522	349	—	1,854
Gathering and transportation	68	89	45	9	—	211
Exploration expenses	2,145	231	154	237	4	2,771
Impairments related to oil and gas properties	6,154	1,031	193	11	—	7,389
Production taxes(2)	178	23	—	58	—	259
Income tax	(2,886)	(369)	180	26	—	(3,049)
	7,881	1,543	1,874	1,254	4	12,556
Results of operation	$(5,244)	$(1,045)	$221	$26	$(4)	$(6,046)
2014
Oil and gas production revenues	$5,744	$1,092	$3,643	$2,316	$—	$12,795
Operating cost:
Depreciation, depletion, and amortization(1)	2,294	382	735	784	—	4,195
Asset retirement obligation accretion	43	39	—	72	—	154
Lease operating expenses	921	384	499	434	—	2,238
Gathering and transportation	93	123	40	17	—	273
Exploration expenses	2,113	162	112	119	(7)	2,499
Impairments related to oil and gas properties	2,372	1,645	173	1,878	—	6,068
Production taxes(2)	342	27	—	177	—	546
Income tax	(864)	(421)	938	(723)	—	(1,070)
	7,314	2,341	2,497	2,758	(7)	14,903
Results of operation	$(1,570)	$(1,249)	$1,146	$(442)	$7	$(2,108)
2013
Oil and gas production revenues	$6,902	$1,224	$3,971	$2,728	$—	$14,825
Operating cost:
Depreciation, depletion, and amortization(1)	2,579	417	756	953	—	4,705
Asset retirement obligation accretion	94	49	—	68	—	211
Lease operating expenses	1,320	459	471	400	—	2,650
Gathering and transportation	84	155	42	7	—	288
Exploration expenses	629	86	86	58	83	942
Impairments related to oil and gas properties	96	274	12	1,061	—	1,443
Production taxes(2)	324	40	—	382	—	746
Income tax	630	(63)	1,198	(125)	—	1,640
	5,756	1,417	2,565	2,804	83	12,625
Results of operation	$1,146	$(193)	$1,406	$(76)	$(83)	$2,200

(1)	This amount only reflects DD&A of capitalized costs of oil and gas properties and, therefore, does not agree with DD&A reflected on Note 15—Business Segment Information.

(2)	Only reflects amounts directly related to oil and gas producing properties and, therefore, does not agree with taxes other than income reflected on Note 15—Business Segment Information.

(3)	Includes noncontrolling interest in Egypt.

(4)	Prior year amounts have been recast to exclude discontinued operations.
Costs Incurred in Oil and Gas Property Acquisitions, Exploration, and Development Activities

	United States	Canada	Egypt(2)	Australia	North Sea	Argentina	Other International	Total(2)
	(In millions)
2015
Acquisitions:
Proved	$1	$8	$29	$—	$—	$—	$—	$38
Unproved	313	23	—	—	—	—	—	336
Exploration	194	51	125	32	246	—	29	677
Development	1,729	151	741	98	479	—	—	3,198
Costs incurred(1)	$2,237	$233	$895	$130	$725	$—	$29	$4,249
(1) Includes capitalized interest and asset retirement costs as follows:
Capitalized interest	$—	$—	$8	$6	$7	$—	$—	$21
Asset retirement costs	123	8	—	—	(66)	—	—	65
2014
Acquisitions:
Proved	$102	$—	$11	$—	$—	$—	$—	$113
Unproved	1,221	141	—	16	—	—	—	1,378
Exploration	505	93	207	131	103	9	1	1,049
Development	5,078	789	1,122	990	956	6	—	8,941
Costs incurred(1)	$6,906	$1,023	$1,340	$1,137	$1,059	$15	$1	$11,481
(1) Includes capitalized interest and asset retirement costs as follows:
Capitalized interest	$17	$—	$9	$90	$29	$3	$—	$148
Asset retirement costs	43	175	—	55	34	—	—	307
2013
Acquisitions:
Proved	$17	$—	$39	$—	$125	$—	$—	$181
Unproved	195	151	11	—	17	11	—	385
Exploration	617	35	565	168	259	42	22	1,708
Development	5,188	681	599	1,055	661	142	—	8,326
Costs incurred(1)	$6,017	$867	$1,214	$1,223	$1,062	$195	$22	$10,600
(1) Includes capitalized interest and asset retirement costs as follows:
Capitalized interest	$50	$—	$2	$74	$32	$10	$—	$168
Asset retirement costs	480	17	—	(30)	67	3	—	537
(2) Includes a noncontrolling interest in Egypt.
Capitalized Costs
The following table sets forth the capitalized costs and associated accumulated depreciation, depletion, and amortization relating to the Company’s oil and gas production, exploration, and development activities:

	United States	Canada	Egypt(1)	Australia	North Sea	Other International	Total(1)
	(In millions)
2015
Proved properties	$18,692	$5,812	$9,798	$—	$7,426	$—	$41,728
Unproved properties	1,615	172	25	—	429	36	2,277
	20,307	5,984	9,823	—	7,855	36	44,005
Accumulated DD&A	(9,027)	(3,958)	(6,559)	—	(4,913)	—	(24,457)
	$11,280	$2,026	$3,264	$—	$2,942	$36	$19,548
2014
Proved properties	$22,791	$6,659	$9,096	$3,919	$6,911	$—	$49,376
Unproved properties	3,610	675	179	438	579	9	5,490
	26,401	7,334	9,275	4,357	7,490	9	54,866
Accumulated DD&A	(7,572)	(3,803)	(5,779)	(2,744)	(4,533)	—	(24,431)
	$18,829	$3,531	$3,496	$1,613	$2,957	$9	$30,435
(1) Includes a noncontrolling interest in Egypt.
Oil and Gas Reserve Information
Proved oil and gas reserves are the estimated quantities of natural gas, crude oil, condensate, and natural gas liquids (NGLs) that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing conditions, operating conditions, and government regulations. Estimated proved developed oil and gas reserves can be expected to be recovered through existing wells with existing equipment and operating methods. The Company reports all estimated proved reserves held under production-sharing arrangements utilizing the “economic interest” method, which excludes the host country’s share of reserves.

Estimated reserves that can be produced economically through application of improved recovery techniques are included in the “proved” classification when successful testing by a pilot project or the operation of an active, improved recovery program using reliable technology establishes the reasonable certainty for the engineering analysis on which the project or program is based. Economically producible means a resource which generates revenue that exceeds, or is reasonably expected to exceed, the costs of the operation. Reasonable certainty means a high degree of confidence that the quantities will be recovered. Reliable technology is a grouping of one or more technologies (including computational methods) that has been field-tested and has been demonstrated to provide reasonably certain results with consistency and repeatability in the formation being evaluated or in an analogous formation. In estimating its proved reserves, Apache uses several different traditional methods that can be classified in three general categories: 1) performance-based methods; 2) volumetric-based methods; and 3) analogy with similar properties. Apache will, at times, utilize additional technical analysis such as computer reservoir models, petrophysical techniques, and proprietary 3-D seismic interpretation methods to provide additional support for more complex reservoirs. Information from this additional analysis is combined with traditional methods outlined above to enhance the certainty of our reserve estimates.

There are numerous uncertainties inherent in estimating quantities of proved reserves and projecting future rates of production and timing of development expenditures. The reserve data in the following tables only represent estimates and should not be construed as being exact.

	Crude Oil and Condensate
	(Thousands of barrels)
	United States	Canada	Egypt(1)	Australia	North Sea	Argentina	Total(1)
Proved developed reserves:
December 31, 2012	474,837	79,695	106,746	29,053	119,635	15,845	825,811
December 31, 2013	457,981	80,526	119,242	22,524	100,327	14,195	794,795
December 31, 2014	444,440	75,876	128,712	29,996	105,746	—	784,770
December 31, 2015	348,797	67,847	144,164	—	104,255	—	665,063
Proved undeveloped reserves:
December 31, 2012	203,068	70,650	17,288	34,808	28,019	2,981	356,814
December 31, 2013	195,835	56,366	16,302	36,703	29,253	2,231	336,690
December 31, 2014	170,125	59,923	14,617	25,775	19,059	—	289,499
December 31, 2015	60,505	38,326	17,856	—	11,309	—	127,996
Total proved reserves:
Balance December 31, 2012	677,905	150,345	124,034	63,861	147,654	18,826	1,182,625
Extensions, discoveries and other additions	133,227	10,177	43,738	2,539	1,543	998	192,222
Purchase of minerals in-place	85	—	5	—	3,623	—	3,713
Revisions of previous estimates	1,683	(531)	650	(118)	18	24	1,726
Production	(53,621)	(6,469)	(32,883)	(7,055)	(23,258)	(3,422)	(126,708)
Sale of properties	(105,463)	(16,630)	—	—	—	—	(122,093)
Balance December 31, 2013	653,816	136,892	135,544	59,227	129,580	16,426	1,131,485
Extensions, discoveries and other additions	57,011	9,657	38,074	4,254	17,386	5	126,387
Purchase of minerals in-place	15,240	—	—	—	—	—	15,240
Revisions of previous estimates	3,083	(812)	2,645	(216)	(7)	—	4,693
Production	(48,789)	(6,421)	(32,934)	(7,494)	(22,154)	(620)	(118,412)
Sale of properties	(65,796)	(3,517)	—	—	—	(15,811)	(85,124)
Balance December 31, 2014	614,565	135,799	143,329	55,771	124,805	—	1,074,269
Extensions, discoveries and other additions	13,903	4,550	24,524	—	16,579	—	59,556
Purchase of minerals in-place	—	1,763	—	—	—	—	1,763
Revisions of previous estimates	(173,907)	(27,966)	27,330	11,189	(2,255)	—	(165,609)
Production	(45,138)	(5,755)	(33,163)	(2,778)	(21,657)	—	(108,491)
Sale of properties	(121)	(2,218)	—	(64,182)	(1,908)	—	(68,429)
Balance December 31, 2015	409,302	106,173	162,020	—	115,564	—	793,059
(1)    2015, 2014, and 2013 includes proved reserves of 54 MMbbls, 48 MMbbls, and 45 MMbbls, respectively, attributable to a noncontrolling interest in Egypt.

	Natural Gas Liquids
	(Thousands of barrels)
	United States	Canada	Egypt(1)	Australia	North Sea	Argentina	Total(1)
Proved developed reserves:
December 31, 2012	154,508	21,996	—	—	2,438	5,007	183,949
December 31, 2013	184,485	26,099	—	—	2,435	4,110	217,129
December 31, 2014	183,565	17,947	1,346	—	1,770	—	204,628
December 31, 2015	150,265	15,246	1,491	—	1,784	—	168,786
Proved undeveloped reserves:
December 31, 2012	60,889	12,258	—	—	380	876	74,403
December 31, 2013	63,538	9,970	—	—	215	1,009	74,732
December 31, 2014	69,828	7,168	212	—	371	—	77,579
December 31, 2015	24,939	4,839	78	—	295	—	30,151
Total proved reserves:
Balance December 31, 2012	215,397	34,254	—	—	2,818	5,883	258,352
Extensions, discoveries and other additions	69,231	4,014	—	—	—	—	73,245
Purchase of minerals in-place	45	—	—	—	295	—	340
Revisions of previous estimates	1,591	546	—	—	1	3	2,141
Production	(19,922)	(2,442)	—	—	(464)	(767)	(23,595)
Sale of properties	(18,319)	(303)	—	—	—	—	(18,622)
Balance December 31, 2013	248,023	36,069	—	—	2,650	5,119	291,861
Extensions, discoveries and other additions	47,516	1,163	1,820	—	1	—	50,500
Purchase of minerals in-place	2,916	—	—	—	—	—	2,916
Revisions of previous estimates	2,594	116	(11)	—	(2)	—	2,697
Production	(21,464)	(2,256)	(251)	—	(508)	(116)	(24,595)
Sale of properties	(26,192)	(9,977)	—	—	—	(5,003)	(41,172)
Balance December 31, 2014	253,393	25,115	1,558	—	2,141	—	282,207
Extensions, discoveries and other additions	5,768	1,473	144	—	689	—	8,074
Purchase of minerals in-place	—	976	—	—	—	—	976
Revisions of previous estimates	(64,226)	(4,886)	255	—	(321)	—	(69,178)
Production	(19,684)	(2,236)	(388)	—	(413)	—	(22,721)
Sale of properties	(47)	(357)	—	—	(17)	—	(421)
Balance December 31, 2015	175,204	20,085	1,569	—	2,079	—	198,937
(1)    2015 and 2014 includes proved reserves of 523 Mbbls and 519 Mbbls, respectively, attributable to a noncontrolling interest in Egypt.

	Natural Gas
	(Millions of cubic feet)
	United States	Canada	Egypt(1)	Australia	North Sea	Argentina	Total(1)
Proved developed reserves:
December 31, 2012	2,353,587	1,734,657	690,436	596,052	93,319	365,054	5,833,105
December 31, 2013	2,005,966	1,294,420	621,825	626,543	88,177	289,133	4,926,064
December 31, 2014	1,616,504	990,145	637,187	640,265	87,259	—	3,971,360
December 31, 2015	1,364,174	759,321	776,263	—	85,532	—	2,985,290
Proved undeveloped reserves:
December 31, 2012	832,320	403,227	205,055	1,074,018	18,985	97,496	2,631,101
December 31, 2013	667,160	439,037	190,355	975,224	18,988	121,584	2,412,348
December 31, 2014	580,299	527,623	171,696	964,554	23,228	—	2,267,400
December 31, 2015	208,594	162,809	53,969	—	19,760	—	445,132
Total proved reserves:
Balance December 31, 2012	3,185,907	2,137,884	895,491	1,670,070	112,304	462,550	8,464,206
Extensions, discoveries and other additions	306,721	359,493	44,382	13,351	2,750	16,515	743,212
Purchase of minerals in-place	855	—	—	—	10,680	—	11,535
Revisions of previous estimates	61,247	109,551	14,824	(101)	32	49	185,602
Production	(285,187)	(181,593)	(142,517)	(81,553)	(18,601)	(68,397)	(777,848)
Sale of properties	(596,417)	(691,878)	—	—	—	—	(1,288,295)
Balance December 31, 2013	2,673,126	1,733,457	812,180	1,601,767	107,165	410,717	7,338,412
Extensions, discoveries and other additions	203,318	383,077	125,899	81,156	23,803	—	817,253
Purchase of minerals in-place	21,337	—	—	—	—	—	21,337
Revisions of previous estimates	35,910	(12,626)	17,326	—	(54)	—	40,556
Production	(215,829)	(117,816)	(146,522)	(78,104)	(20,427)	(12,722)	(591,420)
Sale of properties	(521,059)	(468,324)	—	—	—	(397,995)	(1,387,378)
Balance December 31, 2014	2,196,803	1,517,768	808,883	1,604,819	110,487	—	6,238,760
Extensions, discoveries and other additions	40,901	121,216	94,777	—	41,755	—	298,649
Purchase of minerals in-place	—	24,727	—	—	—	—	24,727
Revisions of previous estimates	(503,939)	(325,375)	61,442	8,162	(22,373)	—	(782,083)
Production	(160,614)	(100,289)	(134,870)	(34,352)	(23,647)	—	(453,772)
Sale of properties	(383)	(315,917)	—	(1,578,629)	(930)	—	(1,895,859)
Balance December 31, 2015	1,572,768	922,130	830,232	—	105,292	—	3,430,422
(1)    2015, 2014, and 2013 include proved reserves of 277 Bcf, 270 Bcf, and 271 Bcf, respectively, attributable to a noncontrolling interest in Egypt.

	Total Equivalent Reserves
	(Thousands barrels of oil equivalent)
	United States	Canada	Egypt(1)	Australia	North Sea	Argentina	Total(1)
Proved developed reserves:
December 31, 2012	1,021,610	390,800	221,819	128,395	137,626	81,695	1,981,945
December 31, 2013	976,795	322,362	222,880	126,948	117,457	66,494	1,832,936
December 31, 2014	897,422	258,848	236,256	136,707	122,058	—	1,651,291
December 31, 2015	726,424	209,647	275,033	—	120,293	—	1,331,397
Proved undeveloped reserves:
December 31, 2012	402,677	150,113	51,464	213,811	31,563	20,106	869,734
December 31, 2013	370,566	139,509	48,028	199,240	32,633	23,504	813,480
December 31, 2014	336,670	155,028	43,446	186,534	23,301	—	744,979
December 31, 2015	120,210	70,300	26,929	—	14,897	—	232,336
Total proved reserves:
Balance December 31, 2012	1,424,287	540,913	273,283	342,206	169,189	101,801	2,851,679
Extensions, discoveries and other additions	253,578	74,107	51,135	4,764	2,001	3,751	389,336
Purchase of minerals in-place	273	—	5	—	5,698	—	5,976
Revisions of previous estimates	13,482	18,274	3,121	(135)	24	35	34,801
Production	(121,074)	(39,177)	(56,636)	(20,647)	(26,822)	(15,589)	(279,945)
Sale of properties	(223,185)	(132,246)	—	—	—	—	(355,431)
Balance December 31, 2013	1,347,361	461,871	270,908	326,188	150,090	89,998	2,646,416
Extensions, discoveries and other additions	138,413	74,666	60,877	17,780	21,354	5	313,095
Purchase of minerals in-place	21,712	—	—	—	—	—	21,712
Revisions of previous estimates	11,662	(2,800)	5,522	(216)	(18)	—	14,150
Production	(106,225)	(28,313)	(57,605)	(20,511)	(26,067)	(2,856)	(241,577)
Sale of properties	(178,831)	(91,548)	—	—	—	(87,147)	(357,526)
Balance December 31, 2014	1,234,092	413,876	279,702	323,241	145,359	—	2,396,270
Extensions, discoveries and other additions	26,488	26,226	40,464	—	24,227	—	117,405
Purchase of minerals in-place	—	6,860	—	—	—	—	6,860
Revisions of previous estimates	(322,123)	(87,081)	37,825	12,549	(6,305)	—	(365,135)
Production	(91,591)	(24,706)	(56,029)	(8,503)	(26,011)	—	(206,840)
Sale of properties	(232)	(55,228)	—	(327,287)	(2,080)	—	(384,827)
Balance December 31, 2015	846,634	279,947	301,962	—	135,190	—	1,563,733
(1)    2015, 2014, and 2013 include total proved reserves of 101 MMboe, 93 MMboe, and 90 MMboe, respectively, attributable to a noncontrolling interest in Egypt.

During 2015, Apache sold a combined 385 MMboe through several divestiture transactions: 55 MMboe in Canada, 328 MMboe in Australia, and 2 MMboe in the North Sea. The Company added 7 MMboe of estimated proved reserves through purchases of minerals in-place and 117 MMboe from extensions, discoveries, and other additions. The Company recorded 53 MMboe in North America, primarily associated with our drilling programs in the Canadian liquid-rich gas targets of Duvernay and Montney formations and Permian Basin drilling for Wolfcamp, Yeso, Lower Spraberry, and Bone Spring formations. The Company also had additional drilling success in the Woodford, Canyon Lime, Marmaton, and Eagle Ford formations in the MidContinent/Gulf Coast region.
The international regions contributed 64 MMboe of exploration and development adds with Egypt contributing 40 MMboe from onshore exploration and appraisal activity in the West Kalabsha, Shushan, and Khalda concessions. Egypt also continued development of the Ptah, Berenice, and Razzak fields during 2015. The North Sea offshore region contributed 24 MMboe from exploration success in the Callater discovery and continued development in the Beryl, Forties, and Nevis fields.
During 2015, Apache also had combined downward revisions of previously estimated reserves of 365 MMboe. Changes in product prices accounted for 339 MMboe, lease ownership changes accounted for 16 MMboe, and engineering and performance revisions totaled 10 MMboe.
Approximately 9 percent of Apache’s year-end 2015 estimated proved developed reserves are classified as proved not producing. These reserves relate to zones that are either behind pipe, or that have been completed but not yet produced, or zones that have been produced in the past, but are not now producing because of mechanical reasons. These reserves are considered to be a lower tier of reserves than producing reserves because they are frequently based on volumetric calculations rather than performance data. Future production associated with behind pipe reserves is scheduled to follow depletion of the currently producing zones in the same wellbores. Additional capital may have to be spent to access these reserves. The capital and economic impact of production timing are reflected in this Note 16, under “Future Net Cash Flows.”
Future Net Cash Flows
Future cash inflows as of December 31, 2015 and 2014 were calculated using an unweighted arithmetic average of oil and gas prices in effect on the first day of each month in the respective year, except where prices are defined by contractual arrangements. Operating costs, production and ad valorem taxes and future development costs are based on current costs with no escalation.

The following table sets forth unaudited information concerning future net cash flows for proved oil and gas reserves, net of income tax expense. Income tax expense has been computed using expected future tax rates and giving effect to tax deductions and credits available, under current laws, and which relate to oil and gas producing activities. This information does not purport to present the fair market value of the Company’s oil and gas assets, but does present a standardized disclosure concerning possible future net cash flows that would result under the assumptions used.

	United States	Canada	Egypt(2)	Australia	North Sea	Argentina	Total(2)
	(In millions)
2015
Cash inflows	$26,610	$7,345	$11,124	$—	$6,994	$—	$52,073
Production costs	(12,178)	(3,841)	(2,185)	—	(3,209)	—	(21,413)
Development costs	(2,255)	(1,939)	(1,515)	—	(2,346)	—	(8,055)
Income tax expense	(63)	—	(2,326)	—	(691)	—	(3,080)
Net cash flows	12,114	1,565	5,098	—	748	—	19,525
10 percent discount rate	(6,876)	(868)	(1,330)	—	143	—	(8,931)
Discounted future net cash flows(1)	$5,238	$697	$3,768	$—	$891	$—	$10,594
2014
Cash inflows	73,859	18,966	16,802	19,391	13,916	—	142,934
Production costs	(25,875)	(7,537)	(2,924)	(4,105)	(7,121)	—	(47,562)
Development costs	(4,422)	(2,453)	(1,683)	(1,173)	(2,776)	—	(12,507)
Income tax expense	(10,657)	(1,070)	(4,091)	(3,202)	(2,445)	—	(21,465)
Net cash flows	32,905	7,906	8,104	10,911	1,574	—	61,400
10 percent discount rate	(17,639)	(3,983)	(2,099)	(5,875)	(146)	—	(29,742)
Discounted future net cash flows(1)	$15,266	$3,923	$6,005	$5,036	$1,428	$—	$31,658

(1)	Estimated future net cash flows before income tax expense, discounted at 10 percent per annum, totaled approximately $13.1 billion and $43.0 billion as of December 31, 2015 and 2014, respectively.

(2)	Includes discounted future net cash flows of approximately $1.3 billion and $2.0 billion in 2015 and 2014, respectively, attributable to a noncontrolling interest in Egypt.

The following table sets forth the principal sources of change in the discounted future net cash flows:

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
Sales, net of production costs	$(4,056)	$(10,350)	$(12,271)
Net change in prices and production costs	(21,710)	(1,029)	1,438
Discoveries and improved recovery, net of related costs	1,953	6,297	6,892
Change in future development costs	705	(1,136)	(2,017)
Previously estimated development costs incurred during the period	1,991	4,462	4,654
Revision of quantities	(2,292)	256	500
Purchases of minerals in-place	22	508	227
Accretion of discount	3,642	4,442	4,823
Change in income taxes	7,264	836	855
Sales of properties	(5,240)	(4,780)	(6,232)
Change in production rates and other	(3,343)	(442)	(828)
	$(21,064)	$(936)	$(1,959)